Income tax (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Statements Line Items
Income tax benefit/ (expense)	€ 96	€ (1,466)
Income tax expenses	96	€ 23
Deferred tax benefits (expense) from net operating loss carryforwards	€ 1,443